Expense Example - Class A Class C Class Y - Victory High Income Municipal Bond Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	305	538	789	1,509	260	565	996	2,195	58	260	480	1,110